Loans and borrowings (Details 6) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 38,381	₨ 50,618
Recognition of right-of-use liability on initial application of IFRS 16		1,335
Recognition of right-of-use liability during the year		238
Payment of principal portion of lease liabilities		(482)	(56)
Borrowings made during the year		29,831	42,907
Borrowings repaid during the year		(48,514)	(58,033)
Currency translation adjustments		1,132	2,913
Others		90	32
Closing balance		22,011	38,381
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	26,256	25,152
Recognition of right-of-use liability on initial application of IFRS 16	[1]	1,335
Recognition of right-of-use liability during the year	[1]	238
Payment of principal portion of lease liabilities	[1]	(482)	(56)
Borrowings made during the year	[1]	0	0
Borrowings repaid during the year	[1]	(22,918)	0
Currency translation adjustments	[1]	1,051	1,128
Others	[1]	90	32
Closing balance	[1]	5,570	26,256
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		12,125	25,466
Recognition of right-of-use liability on initial application of IFRS 16		0
Recognition of right-of-use liability during the year		0
Payment of principal portion of lease liabilities		0	0
Borrowings made during the year		29,831	42,907
Borrowings repaid during the year		(25,596)	(58,033)
Currency translation adjustments		81	1,785
Others		0	0
Closing balance		₨ 16,441	₨ 12,125

[1]	Includes current portion.